Equity-Based Compensation (Tables) - Orbitz	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The table below summarizes activity regarding unvested restricted stock units under the Plan during the year ended December 31, 2014:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value (per share)
Unvested at January 1, 2014	4,857,840	$3.73
Granted	2,175,112	$8.86
Vested (a)	(1,682,289)	$3.72
Forfeited	(690,830)	$4.79
Unvested at December 31, 2014	4,659,833	$5.97

(a)
We issued 1,159,060 shares of common stock in connection with the vesting of restricted stock units during the year ended December 31, 2014, which is net of the number of shares retained (but not issued) by us in satisfaction of minimum tax withholding obligations associated with the vesting.

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
The table below summarizes activity regarding unvested performance-based and market-based restricted stock units (“PSUs”) under the Plan during the year ended December 31, 2014:

	Performance-Based Restricted Stock Units	Weighted-Average Grant Date Fair Value (per share)
Unvested at January 1, 2014	3,089,250	$2.99
Granted (a)	410,445	$12.64
Vested	(904,093)	$2.98
Forfeited	(344,001)	$5.67
Unvested at December 31, 2014	2,251,601	$4.35

a.
We granted 136,815 performance-based restricted stock units with a fair value per share of $9.72 and 273,630 market-based restricted stock units with a fair value per share of between $11.89 and $16.32 (“PSUs”) in March 2014 to certain of our executive officers. The PSUs entitle the executives to receive one share of our common stock for each PSU earned, subject to the satisfaction of the performance and market conditions. Each metric will be equally weighted, with the ability to earn between 25% to 200% of target based on a straight-line interpolation of the criteria. The performance-based condition requires that the Company attain certain performance metrics for the three-year period ended December 31, 2016 and the market-based conditions require that the Company achieve a certain absolute shareholder return and a certain relative shareholder return at the conclusion of the three-year measurement period. If the minimum performance criteria are not met, each PSU will be forfeited. If the minimum conditions are met, the PSUs earned will cliff vest on the third anniversary of the grant date. The fair value of the PSUs subject to market-based conditions was measured using a Monte Carlo simulation for sampling random outcomes.

As of December 31, 2014, we expect that the performance-based condition PSUs granted in 2014 will be satisfied at approximately 60% of their target level. The fair value of the market-based PSUs is being amortized on a straight-line basis over the requisite service period of each vesting tranche.

The weighted-average grant date fair value of PSUs that vested during the year ended December 31, 2014, was $2.7 million. The weighted-average grant date fair value of PSUs granted during the year ended December 31, 2014 was $12.64.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The table below summarizes the stock option activity under the Plan during the year ended December 31, 2014:

	Shares	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	1,227,719	$4.84
Exercised	(88,885)	$5.25
Cancelled	(7,143)	$6.28
Outstanding at December 31, 2014	1,131,691	$4.80	1.7	$3,888
Exercisable at December 31, 2014	1,131,691	$4.80	1.7	$3,888

Schedule of Share-based Compensation, Nonemployee Director Stock Award Plan, Activity [Table Text Block]
The table below summarizes the deferred stock unit activity under the Plan during the year ended December 31, 2014:

	Deferred Stock Units	Weighted-Average Grant Date Fair Value (per share)
Outstanding at January 1, 2014	923,306	$4.41
Granted	120,563	$7.94
Distributed	(550,357)	$5.10
Outstanding at December 31, 2014	493,512	$4.50